UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	04/30/07

>
FORM N-CSR
Item 1.	Reports to Stockholders.

CitizensSelect Funds

C I T I Z E N S S E L E C T	P R I M E
M O N E Y M A R K E T	F U N D

A N N U A L   R E P O R T

April   30, 2007

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
22	Report of Independent Registered
Public Accounting Firm
23	Important Tax Information
24	Board Members Information
25	Officers of the Fund

F O R M O R E I N F O R M AT I O N

Back Cover

CitizensSelect
Prime Money Market Fund

The Fund

A   L E T T E R   F R O M   T H E   C E O

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Prime Money Market Fund, covering the 12-month period from May 1, 2006, through April 30, 2007.

The U.S. economy moderated throughout the reporting period as cooling housing markets took their toll on consumer and business spending.Yet, labor markets remained quite strong, and key measures of inflation stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Dreyfus’ chief economist believes that these seemingly conflicting signals may be the result of a lag between the current downturn in housing activity and its likely dampening effect on housing-related employment. In his view, inflationary pressures may moderate over the coming months in an environment of modestly higher unemployment rates and sub-par economic growth.

The likely implications of this economic outlook include a long pause in Fed policy before an eventual easing of short-term interest rates,a modest drop in 10-year Treasury bond yields, decelerating corporate earnings, high levels of mergers-and-acquisitions activity and a probable continuation of the ongoing shift in investor sentiment toward higher quality stocks. We expect these developments to produce both challenges and opportunities in fixed-income markets, and your financial advisor can help determine the appropriate asset allocation strategy for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

D I S C U S S I O N   O F   F U N D   P E R F O R M A N C E

James G. O’Connor, Portfolio Manager

How did CitizensSelect Prime Money Market Fund perform during the period?

For the 12-month period ended April 30, 2007, CitizensSelect Prime Money Market Fund produced yields of 5.11% for Class A shares, 4.86% for Class B shares, 4.61% for Class C shares and 4.21% for Class D shares. Taking into account the effects of compounding, the fund produced effective yields1 of 5.23% for Class A shares, 4.97% for Class B shares, 4.71% for Class C shares and 4.30% for Class D shares.

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high-grade commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest. Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund’s performance?

The reporting period proved to be a time of transition for the U.S. economy and Federal Reserve Board (the “Fed”) policy. Intensifying inflation concerns in the spring of 2006 sparked sharp declines in longer-term bond prices, and investors widely expected the Fed’s rate hikes in May and June, which drove the overnight federal funds rate to 5.25% .

T h e F u n d 3

D I S C U S S I O N   O F   F U N D   P E R F O R M A N C E (continued)

However, investors reversed course over the summer, worrying that an overly aggressive Fed might trigger a recession. These concerns were compounded when housing markets softened.The Fed also responded to reports of slower economic growth, leaving short-term interest rates unchanged in August, which was the first pause after more than two years of steady rate hikes.

While core inflation data remained elevated in the fall, the Fed indicated that it expected those pressures to moderate as the economy slowed. In fact, tumbling oil prices put a lid on one of the main drivers of the market’s inflation fears. In the fourth quarter of 2006, despite healthy employment gains, declines in consumer confidence and orders for durable goods suggested that the economy continued to slow, but at a pace that seemed to hold little risk of recession.

As 2007 began, some analysts began to predict that further economic weakness might compel the Fed to reduce interest rates later in the year. However, the U.S. economy appeared to gain new momentum in January, when the U.S. Department of Labor reported that weekly wages rose by an inflation-adjusted 2.1% in 2006.Yet, inflation drove consumer prices higher at a relatively moderate 2.5% rate in 2006, the lowest annual increase since 2003.

The combination of moderate economic growth and subdued inflation caused some investors to believe that the Fed would remain on the sidelines for much of 2007 as it scrutinized new economic data to assess the impact of its previous tightening campaign on the economy and inflation.The Fed did just that at its meeting in late January, when it left the federal funds rate at 5.25% for the fifth consecutive time.

Despite heightened volatility in equity markets and the well-publicized slowdown in the housing sector in late February,relatively robust job creation data and a dip in the unemployment rate to 4.5% seemed to ease fears that the long U.S.economic expansion might be ending.While consumers may be coming under greater pressure, it would be unusual to see a sharp drop-off in consumer spending while job growth remains robust.

Although the Fed again left the federal funds rate at 5.25% in late March, the wording of its accompanying announcement continued to suggest that the Fed viewed the risk of inflation as greater than the risk of recession, further delaying investors’ expectations of an eventual easing of monetary policy. Economic and inflation data remained mixed in April, including a lower-than-expected 0.6% estimate for annualized GDP growth in the first quarter, reinforcing investors’ views that the Fed would remain on hold for some time.

As short-term interest rates climbed early in the reporting period, we maintained the fund’s weighted average maturity in a range we considered shorter than industry averages.After the Fed paused in its tightening campaign in August, we increased the fund’s weighted average maturity to the neutral range. However, with yield differences along the money market yield curve near historically narrow levels, we believed it made little sense to establish a longer maturity position.

What is the fund’s current strategy?

Although the Fed left interest rates unchanged at its May meeting, just days after the reporting period’s end, it stands ready to change monetary policy as conditions warrant. Therefore, every piece of new economic data is likely to be scrutinized for its possible impact on monetary policy, which we believe makes a relatively cautious investment posture prudent.

June 1, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

T h e F u n d 5

U N D E R S TA N D I N G   YO U R   F U N D ’ S   E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from November 1, 2006 to April 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2007
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 3.51	$ 5.51
Ending value (after expenses)	$1,025.80	$1,024.60	$1,023.30	$1,021.30

C O M P A R I N G   Y O U R   F U N D ’ S   E X P E N S E S   W I T H   T H O S E   O F   O T H E R   F U N D S ( U n a u d i t e d )

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2007
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 3.51	$ 5.51
Ending value (after expenses)	$1,023.80	$1,022.56	$1,021.32	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .45% for Class B, .70% for Class C and 1.10% for Class D; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

S TAT E M E N T	O F	I N V E S T M E N T S
A p r i l 3 0 , 2 0 0 7

	Principal
Negotiable Bank Certificates of Deposit—20.0%	Amount ($)	Value ($)

Banco Bilbao Vizcaya Argentaria Puerto Rico (Yankee)
5.31%, 5/7/07	25,000,000	25,000,021
Bank of Ireland (Yankee)
5.26%, 5/21/07	15,000,000 [a]	15,000,515
Barclays Bank PLC (Yankee)
5.31%, 10/17/07	30,000,000	30,000,000
BNP Paribas (Yankee)
5.31%, 6/11/07	30,000,000	30,000,000
Credit Agricole (London)
5.31%, 10/12/07	25,000,000	25,000,000
Credit Suisse (Yankee)
5.30%, 5/29/07	25,000,000	25,000,000
DEPFA BANK PLC (Yankee)
5.30%, 7/5/07	10,000,000 [a]	10,000,000
Wilmington Trust Co., DE
5.32%, 5/14/07	30,000,000	29,999,889
Total Negotiable Bank Certificates of Deposit
(cost $190,000,425)		190,000,425

Commercial Paper—54.7%

Abbey National North America LLC
5.31%, 5/1/07	30,000,000	30,000,000
Atlantis One Funding Corp.
5.31%, 6/14/07	10,000,000 [a]	9,935,956
Bank of America Corp.
5.27%—5.31%, 5/7/07—6/4/07	35,000,000	34,868,772
BASF AG
5.32%, 7/16/07	20,000,000	19,780,022
Beta Finance Inc.
5.33%, 5/21/07	25,000,000 [a]	24,927,917
Caisse des Depots et Consignations
5.29%, 6/12/07	25,000,000	24,847,750
CBA (Delaware) Finance Inc.
5.31%, 5/14/07	20,000,000	19,962,156
Citigroup Funding Inc.
5.34%, 5/4/07	10,000,000	9,995,617
Danske Corp., Delaware
5.31%, 10/12/07	15,000,000	14,647,058
DEPFA BANK PLC
5.31%, 5/9/07	25,000,000 [a]	24,970,889

T h e F u n d 7

S T A T E M E N T   O F   I N V E S T M E N T S (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Deutsche Bank Financial LLC
5.31%, 5/1/07	30,000,000	30,000,000
General Electric Capital Services Inc.
5.32%, 5/14/07	25,000,000	24,953,236
Grampian Funding Ltd.
5.34%, 5/16/07	25,000,000 [a]	24,945,833
Harrier Finance Funding Ltd.
5.31%, 6/5/07	25,000,000 [a]	24,872,760
HBOS Treasury Services PLC
5.31%, 6/8/07	25,000,000	24,862,250
Intesa Funding LLC
5.29%, 5/1/07	37,000,000	37,000,000
Prudential Funding LLC
5.28%, 5/1/07	30,000,000	30,000,000
Scaldis Capital Ltd.
5.31%, 7/25/07	19,038,000 [a]	18,802,458
Solitaire Funding Ltd.
5.31%, 6/1/07	25,000,000 [a]	24,887,194
Three Pillars Funding LLC
5.33%, 7/16/07	35,000,000 [a]	34,611,344
WestpacTrust Securities NZ Ltd.
5.31%, 5/10/07	30,000,000 [a]	29,960,850
Total Commercial Paper
(cost $518,832,062)		518,832,062

Corporate Notes—19.1%

Commonwealth Bank of Australia
5.32%, 5/25/07	15,000,000 [b]	15,000,000
Cullinan Finance Ltd.
5.32%, 9/20/07	25,000,000 [a,b]	24,999,008
General Electric Capital Corp.
5.28%, 5/25/07	25,000,000 [b]	25,000,000
K2 (USA) LLC
5.33%, 10/1/07	20,000,000 [a,b]	19,999,159
Morgan Stanley
5.48%, 7/19/07	21,000,000 [b]	21,022,579
Rabobank Nederland
5.32%, 5/15/07	25,000,000 [b]	25,000,000
Royal Bank of Scotland PLC
5.33%, 5/21/07	10,000,000 [b]	10,000,000

	Principal
Corporate Notes (continued)	Amount ($)	Value ($)

Societe Generale
5.31%, 5/3/07	15,000,000 [b]	15,000,000
Svenska Handelsbanken
5.29%, 5/22/07	10,000,000 [b]	10,000,000
Wells Fargo & Co.
5.31%, 5/4/07	15,000,000 [b]	15,000,000
Total Corporate Notes
(cost $181,020,746)		181,020,746

Time Deposits—6.2%

Chase Bank USA NA (Grand Cayman)
5.25%, 5/1/07	45,000,000	45,000,000
M&I Marshall & Ilsley Bank Milwaukee, WI (Grand Cayman)
5.25%, 5/1/07	14,000,000	14,000,000
Total Time Deposits
(cost $59,000,000)		59,000,000

Total Investments (cost $948,853,233)	100.0%	948,853,233
Cash and Receivables (Net)	.0%	406,551
Net Assets	100.0%	949,259,784

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to $287,913,883 or 30.3% of net assets. b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	67.3	Asset-Backed/Securities
Asset-Backed/Structured		Arbitrage Vehicles	2.
Investment Vehicles	10.0	Brokerage Firms	2.
Asset-Backed/Multi-Seller Programs	6.3	Chemicals-Fibers & Diversified	2.
Finance	6.3
Insurance	3.2		100.

† Based on net assets.
See notes to financial statements.

T h e F u n d 9

S TAT E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

A p r i l 3 0 , 2 0 0 7

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	948,853,233	948,853,233
Interest receivable		2,941,465
		951,794,698

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)		114,070
Due to Citizens—Note 2(d)		190,224
Cash overdraft due to Custodian		2,230,620
		2,534,914

Net Assets ($)		949,259,784

Composition of Net Assets ($):
Paid-in capital		949,265,127
Accumulated net realized gain (loss) on investments		(5,343)

Net Assets ($)		949,259,784

Net Asset Value Per Share

Class A Shares
Net Assets ($)		384,928,086
Shares Outstanding		384,929,537
Net Asset Value Per Share ($)		1.00

Class B Shares
Net Assets ($)		419,560,426
Shares Outstanding		419,563,575
Net Asset Value Per Share ($)		1.00

Class C Shares
Net Assets ($)		73,307,613
Shares Outstanding		73,308,231
Net Asset Value Per Share ($)		1.00

Class D Shares
Net Assets ($)		71,463,659
Shares Outstanding		71,463,784
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

S TAT E M E N T O F O P E R AT I O N S
Ye a r E n d e d A p r i l 3 0 , 2 0 0 7

Investment Income ($):
Interest Income	44,021,722
Expenses:
Management fee—Note 2(a)	827,307
Administrative service fees—Note 2(c)	1,253,317
Omnibus account service fees—Note 2(d)	827,307
Distribution plan fees—Note 2(b)	502,761
Total Expenses	3,410,692
Investment income—Net, representing net increase
in net assets resulting from operations	40,611,030

See notes to financial statements.

T h e F u n d 11

S TAT E M E N T   O F   C H A N G E S   I N   N E T   A S S E T S

		Year Ended April 30,

	2007	2006

Operations ($):
Investment income—net	40,611,030	19,181,866
Net realized gain (loss) on investments	—	(86)
Net Increase (Decrease) in Net Assets
Resulting from Operations	40,611,030	19,181,780

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(16,716,704)	(6,850,182)
Class B shares	(18,605,212)	(9,664,174)
Class C shares	(3,123,218)	(1,701,673)
Class D shares	(2,165,896)	(965,837)
Total Dividends	(40,611,030)	(19,181,866)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	2,057,991,540	1,358,230,658
Class B shares	1,644,504,953	1,402,973,174
Class C shares	126,785,038	222,513,866
Class D shares	143,676,357	112,959,929
Dividends reinvested:
Class A shares	5,386,747	2,598,752
Class B shares	2,903,839	1,444,124
Class C shares	2,167,434	1,264,203
Class D shares	2,165,872	965,821
Cost of shares redeemed:
Class A shares	(1,900,916,338)	(1,272,856,508)
Class B shares	(1,557,458,747)	(1,321,496,059)
Class C shares	(118,456,326)	(205,638,643)
Class D shares	(122,673,825)	(93,986,098)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	286,076,544	208,973,219
Total Increase (Decrease) in Net Assets	286,076,544	208,973,133

Net Assets ($):
Beginning of Period	663,183,240	454,210,107
End of Period	949,259,784	663,183,240

See notes to financial statements.

F I N A N C I A L   H I G H L I G H T S

The following tables describe the performance for each share class for the fiscal period indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.051	.037	.017	.009	.014
Distributions:
Dividends from investment income—net	(.051)	(.037)	(.017)	(.009)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	5.23	3.80	1.71	.91	1.42

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20	.20	.20	.20	.20
Ratio of net expenses
to average net assets	.20	.20	.20	.20	.18
Ratio of net investment income
to average net assets	5.13	3.84	1.72	.90	1.39

Net Assets, end of period ($ X 1,000)	384,928	222,466	134,493	70,667	65,309

See notes to financial statements.

T h e F u n d 13

F I N A N C I A L   H I G H L I G H T S (continued)

		Year Ended April 30,

Class B Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.049	.035	.014	.007	.012
Distributions:
Dividends from investment income—net	(.049)	(.035)	(.014)	(.007)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.97	3.54	1.46	.65	1.18

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.45	.45	.45	.45
Ratio of net expenses
to average net assets	.45	.45	.45	.45	.42
Ratio of net investment income
to average net assets	4.87	3.53	1.47	.66	1.12

Net Assets, end of period ($ X 1,000)	419,560	329,610	246,689	248,396	476,230

See notes to financial statements.

		Year Ended April 30,

Class C Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.046	.032	.012	.004	.010
Distributions:
Dividends from investment income—net	(.046)	(.032)	(.012)	(.004)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.71	3.29	1.20	.40	.98

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	.70	.70	.70	.70
Ratio of net expenses
to average net assets	.70	.70	.70	.70	.62
Ratio of net investment income
to average net assets	4.62	3.32	1.22	.41	.96

Net Assets, end of period ($ X 1,000)	73,308	62,811	44,672	73,774	60,388

See notes to financial statements.

T h e F u n d 15

F I N A N C I A L   H I G H L I G H T S (continued)

		Year Ended April 30,

Class D Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.042	.029	.009	.003	.007
Distributions:
Dividends from investment income—net	(.042)	(.029)	(.009)	(.003)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.30	2.90	.94	.30	.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	1.10	1.10	1.10	1.10
Ratio of net expenses
to average net assets	1.10	1.08	1.02	.80	.87
Ratio of net investment income
to average net assets	4.22	2.94	.90	.29	.62

Net Assets, end of period ($ X 1,000)	71,464	48,295	28,356	2,474	1,284

See notes to financial statements.

N O T E S   T O   F I N A N C I A L   S TAT E M E N T S

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. approved the proposal merger of the two companies.The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class

T h e F u n d 17

N O T E S   T O   F I N A N C I A L   S TAT E M E N T S (continued)

is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

T h e F u n d 19

N O T E S   T O   F I N A N C I A L   S TAT E M E N T S (continued)

At April 30, 2007 the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $5,343 is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. If not applied, $178 of the carryover expires in fiscal 2012, $5,079 expires in fiscal 2013 and $86 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2007 and April 30, 2006 were all ordinary income.

At April 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2007, Class C and Class D shares were charged $169,167 and $333,594, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2007, Class B, Class C and Class D shares were charged $955,844, $169,167 and $128,306, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request.During the period ended April 30, 2007, Class A, Class B, Class C and Class D shares were charged $325,980, $382,338, $67,667 and $51,322, respectively, pursuant to the Omnibus Account Services Agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $62,287 and Rule 12b-1 distribution plan fees $51,783.

The components of Due to Citizens in the Statement of Assets and Liabilities consist of: administrative services plan fees $114,569 and omnibus account services plan fees $75,655.

T h e F u n d 21

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D
P U B L I C A C C O U N T I N G F I R M

Shareholders and Board of Trustees CitizensSelect Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Prime Money Market Fund (one of the funds comprising CitizensSelect Funds), as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Prime Money Market Fund, at April 30, 2007 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 14, 2007

I M P O R TA N T   TA X   I N F O R M AT I O N ( U n a u d i t e d )

For federal tax purposes the fund hereby designates 87.22% of ordinary income dividends paid during the fiscal year ended April 30, 2007 as qualifying “interest related dividends”.

T h e F u n d 23

B O A R D   M E M B E R S   I N F O R M AT I O N ( U n a u d i t e d )

Joseph S. DiMartino (63)
Chairman of the Board (2002)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 172

Clifford L. Alexander, Jr. (73)
Board Member (2002)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 59

Lucy Wilson Benson (79)
Board Member (2002)
Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Trustee Emeritus
• Atlantic Council of the U.S., Director

No. of Portfolios for which Board Member Serves: 30

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

O F F I C E R S   O F   T H E   F U N D ( U n a u d i t e d )

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 88 investment companies (comprised of 172 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1998.

CHARLES CARDONA, Executive Vice President since February 2002.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1981

MARK N. JACOBS, Vice President since February 2002.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

T h e F u n d 25

O F F I C E R S   O F   T H E   F U N D ( U n a u d i t e d ) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since February 2002.

Director – Mutual Fund Accounting of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (89 investment companies, comprised of 188 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 85 investment companies (comprised of 184 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

N O T E S

For More Information

By telephone

Call your Citizens Registered Representative or 1-800-242-2224

By mail, write to:

CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Distributor

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: CZAXX	Class B: CZBXX
	Class C: CZCXX	Class D: CZDXX

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

CITIZENS FINANCIAL GROUP, INC.

0462AR0407

CitizensSelect Funds

C I T I Z E N S S E L E C T	T R E A S U RY
M O N E Y M A R K E T	F U N D

A N N U A L   R E P O R T

April   30, 2007

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
20	Report of Independent Registered
Public Accounting Firm
21	Important Tax Information
22	Board Members Information
23	Officers of the Fund

F O R	M O R E	I N F O R M AT I O N

Back Cover

CitizensSelect
Treasury Money Market Fund

The Fund

A	L E T T E R	F R O M	T H E	C E O

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Treasury Money Market Fund, covering the 12-month period from May 1, 2006, through April 30, 2007.

The U.S. economy moderated throughout the reporting period as cooling housing markets took their toll on consumer and business spending.Yet, labor markets remained quite strong, and key measures of inflation stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Dreyfus’ chief economist believes that these seemingly conflicting signals may be the result of a lag between the current downturn in housing activity and its likely dampening effect on housing-related employment. In his view, inflationary pressures may moderate over the coming months in an environment of modestly higher unemployment rates and sub-par economic growth.

The likely implications of this economic outlook include a long pause in Fed policy before an eventual easing of short-term interest rates, a modest drop in 10-year Treasury bond yields, decelerating corporate earnings, high levels of mergers-and-acquisitions activity and a probable continuation of the ongoing shift in investor sentiment toward higher quality stocks. We expect these developments to produce both challenges and opportunities in fixed-income markets, and your financial advisor can help determine the appropriate asset allocation strategy for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

D I S C U S S I O N	O F	F U N D	P E R F O R M A N C E

James G. O’Connor, Portfolio Manager

How did CitizensSelect Treasury Money Market Fund perform during the period?

For the 12-month period ended April 30, 2007, CitizensSelect Treasury Money Market Fund produced yields of 4.76% for Class A shares, 4.51% for Class B shares, 4.26% for Class C shares and 3.86% for Class D shares. Taking into account the effects of compounding, the fund produced effective yields1 of 4.86% for Class A shares, 4.60% for Class B shares, 4.34% for Class C shares and 3.92% for Class D shares.

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government.

What other factors influenced the fund’s performance?

The reporting period proved to be a time of transition for the U.S. economy and Federal Reserve Board (the “Fed”) policy. Intensifying inflation concerns in the spring of 2006 sparked sharp declines in longer-term bond prices, and investors widely expected the Fed’s rate hikes in May and June, which drove the overnight federal funds rate to 5.25% .

However, investors reversed course over the summer, worrying that an overly aggressive Fed might trigger a recession. These concerns were compounded when housing markets softened and the U.S. GDP expanded at a moderate 2.6% annualized rate during the second quarter. The Fed also responded to reports of slower economic growth, leaving short-term interest rates unchanged in August, which was the first pause after more than two years of steady rate hikes.

T h e F u n d 3

D I S C U S S I O N   O F   F U N D   P E R F O R M A N C E (continued)

While core inflation data remained elevated in the fall, the Fed indicated that it expected those pressures to moderate as the economy slowed. In fact, U.S. GDP growth moderated to an annualized 2.0% in the third quarter of the year, and tumbling oil prices put a lid on one of the main drivers of the market’s inflation fears. In the fourth quarter of 2006, despite healthy employment gains, declines in consumer confidence and orders for durable goods suggested that the economy continued to slow, but at a pace that seemed to hold little risk of recession.

As 2007 began, some analysts began to predict that further economic weakness might compel the Fed to reduce interest rates later in the year. However, the U.S. economy appeared to gain new momentum in January, when it was announced that the U.S. economy grew at a 2.5% annualized rate in the fourth quarter and weekly wages rose by an inflation-adjusted 2.1% in 2006.Yet, inflation drove consumer prices higher at a relatively moderate 2.5% rate in 2006, the lowest annual increase since 2003.

The combination of moderate economic growth and subdued inflation caused some investors to believe that the Fed would remain on the sidelines for much of 2007 as it scrutinized new economic data to assess the impact of its previous tightening campaign on the economy and inflation.The Fed did just that at its meeting in late January, when it left the federal funds rate at 5.25% for the fifth consecutive time.

Despite heightened volatility in equity markets and the well-publicized slowdown in the housing sector in late February, relatively robust job creation data and a dip in the unemployment rate to 4.5% seemed to ease fears that the long U.S. economic expansion might be ending. While consumers may be coming under greater pressure, it would be unusual to see a sharp drop-off in consumer spending while job growth remains robust.

Although the Fed again left the federal funds rate at 5.25% in late March, the wording of its accompanying announcement continued to suggest that the Fed viewed the risk of inflation as greater than the risk

4

of recession, further delaying investors’ expectations of an eventual easing of monetary policy. Economic and inflation data remained mixed in April, including a lower-than-expected 0.6% estimate for annualized GDP growth in the first quarter, reinforcing investors’ views that the Fed would remain on hold for some time.

As short-term interest rates climbed early in the reporting period, we maintained the fund’s weighted average maturity in a range we considered shorter than industry averages.After the Fed paused in its tightening campaign in August, we increased the fund’s weighted average maturity to the neutral range. However, with yield differences along the money market yield curve near historically narrow levels, we believed it made little sense to establish a longer maturity position.

What is the fund’s current strategy?

Although the Fed left interest rates unchanged at its May meeting, just days after the reporting period’s end, it stands ready to change monetary policy as conditions warrant. Therefore, every piece of new economic data is likely to be scrutinized for its possible impact on monetary policy, which we believe makes a relatively cautious investment posture prudent.

June 1, 2007
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

T h e F u n d 5

U N D E R S TA N D I N G	YO U R	F U N D ’ S	E X P E N S E S	( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from November 1, 2006 to April 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2007
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 3.51	$ 5.51
Ending value (after expenses)	$1,024.40	$1,023.10	$1,021.80	$1,019.80

C O M P A R I N G   Y O U R   F U N D ’ S   E X P E N S E S   W I T H   T H O S E   O F   O T H E R   F U N D S ( U n a u d i t e d )

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2007
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 3.51	$ 5.51
Ending value (after expenses)	$1,023.80	$1,022.56	$1,021.32	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .45% for Class B, .70% for Class C and 1.10% for Class D; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

S TAT E M E N T	O F	I N V E S T M E N T S
A p r i l 3 0 , 2 0 0 7

		Annualized
		Yield on
		Date of	Principal
U.S. Treasury Bills—78.6%		Purchase (%)	Amount ($)	Value ($)

5/3/07		4.95	283,000,000	282,922,498
5/10/07		4.83	94,000,000	93,886,858
7/12/07		4.90	30,000,000	29,709,300
8/2/07		4.87	27,000,000	26,664,502
8/9/07		4.83	2,000,000	1,973,500
10/11/07		5.00	170,000,000	166,246,699
Total U.S. Treasury Bills
(cost $601,403,357)				601,403,357

U.S. Treasury Notes—21.5%

5/15/07		4.89	150,000,000	149,892,064
8/15/07		4.97	15,000,000	14,901,520
Total U.S. Treasury Notes
(cost $164,793,584)				164,793,584

Total Investments (cost $766,196,941)			100.1%	766,196,941
Liabilities, Less Cash and Receivables			(.1%)	(533,451)
Net Assets			100.0%	765,663,490

Portfolio Summary	(Unaudited) †
	Value (%)			Value (%)

U.S. Treasury Bills	78.6	U.S. Treasury Notes		21.5
				100.1

† Based on net assets.
See notes to financial statements.

T h e F u n d 7

S TAT E M E N T	O F	A S S E T S	A N D	L I A B I L I T I E S
A p r i l 3 0 , 2 0 0 7

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	766,196,941	766,196,941
Interest receivable		2,247,928
		768,444,869

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)		58,225
Due to Citizens—Note 2(d)		158,891
Cash overdraft due to Custodian		2,564,263
		2,781,379

Net Assets ($)		765,663,490

Composition of Net Assets ($):
Paid-in capital		765,673,862
Accumulated net realized gain (loss) on investments		(10,372)

Net Assets($)		765,663,490

Net Asset Value Per Share

Class A Shares
Net Assets ($)		248,129,213
Shares Outstanding		248,129,662
Net Asset Value Per Share ($)		1.00

Class B Shares
Net Assets ($)		501,057,425
Shares Outstanding		501,066,614
Net Asset Value Per Share ($)		1.00

Class C Shares
Net Assets ($)		12,399,266
Shares Outstanding		12,399,989
Net Asset Value Per Share ($)		1.00

Class D Shares
Net Assets ($)		4,077,586
Shares Outstanding		4,077,597
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

8

S TAT E M E N T O F O P E R AT I O N S
Ye a r E n d e d A p r i l 3 0 , 2 0 0 7

Investment Income ($):
Interest Income	23,028,795
Expenses:
Management fee—Note 2(a)	462,708
Administrative service fees—Note 2(c)	609,552
Omnibus account service fees—Note 2(d)	462,708
Distribution plan fees—Note 2(b)	67,796
Total Expenses	1,602,764
Investment Income—Net	21,426,031

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	10,734
Net Increase in Net Assets Resulting from Operations	21,436,765

See notes to financial statements.

T h e F u n d 9

S TAT E M E N T	O F	C H A N G E S	I N	N E T	A S S E T S

		Year Ended April 30,

	2007	2006

Operations ($):
Investment income—net	21,426,031	12,583,042
Net realized gain (loss) on investments	10,734	(10,354)
Net Increase (Decrease) in Net Assets
Resulting from Operations	21,436,765	12,572,688

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(10,433,207)	(5,753,622)
Class B shares	(10,280,221)	(6,209,981)
Class C shares	(475,960)	(481,724)
Class D shares	(236,643)	(137,715)
Total Dividends	(21,426,031)	(12,583,042)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	289,085,446	256,253,028
Class B shares	801,430,491	423,915,923
Class C shares	37,637,710	35,789,894
Class D shares	5,789,320	2,034,198
Dividends reinvested:
Class A shares	361,175	57,090
Class B shares	664,178	401,703
Class C shares	263,049	209,220
Class D shares	236,637	137,715
Cost of shares redeemed:
Class A shares	(235,100,310)	(273,515,759)
Class B shares	(496,587,374)	(382,688,878)
Class C shares	(37,698,562)	(44,528,711)
Class D shares	(7,966,252)	(1,663,946)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	358,115,508	16,401,477
Total Increase (Decrease) in Net Assets	358,126,242	16,391,123

Net Assets ($):
Beginning of Period	407,537,248	391,146,125
End of Period	765,663,490	407,537,248

See notes to financial statements.

10

F I N A N C I A L	H I G H L I G H T S

The following tables describe the performance for each share class for the fiscal period indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.048	.034	.015	.008	.013
Distributions:
Dividends from investment income—net	(.048)	(.034)	(.015)	(.008)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.86	3.41	1.50	.77	1.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20	.20	.20	.20	.20
Ratio of net expenses
to average net assets	.20	.20	.20	.20	.19
Ratio of net investment income
to average net assets	4.77	3.34	1.55	.76	1.24

Net Assets, end of period ($ X 1,000)	248,129	193,778	210,987	73,735	73,357

See notes to financial statements.

T h e F u n d 11

F I N A N C I A L   H I G H L I G H T S (continued)

		Year Ended April 30,

Class B Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.045	.031	.012	.005	.011
Distributions:
Dividends from investment income—net	(.045)	(.031)	(.012)	(.005)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.60	3.16	1.25	.51	1.08

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.45	.45	.45	.45
Ratio of net expenses
to average net assets	.45	.45	.45	.45	.42
Ratio of net investment income
to average net assets	4.54	3.16	1.30	.51	.99

Net Assets, end of period ($ X 1,000)	501,057	195,545	153,922	149,761	198,787

See notes to financial statements.

12

		Year Ended April 30,

Class C Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.043	.029	.010	.003	.009
Distributions:
Dividends from investment income—net	(.043)	(.029)	(.010)	(.003)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.34	2.90	.99	.26	.88

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	.70	.70	.70	.70
Ratio of net expenses
to average net assets	.70	.70	.70	.70	.61
Ratio of net investment income
to average net assets	4.26	2.79	1.05	.26	.89

Net Assets, end of period ($ X 1,000)	12,399	12,197	20,727	14,828	15,327

See notes to financial statements.

T h e F u n d 13

F I N A N C I A L   H I G H L I G H T S (continued)

		Year Ended April 30,

Class D Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.039	.025	.007	.002	.006
Distributions:
Dividends from investment income—net	(.039)	(.025)	(.007)	(.002)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.92	2.52	.74	.18	.62

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	1.10	1.10	1.10	1.10
Ratio of net expenses
to average net assets	1.10	1.08	1.04	.77	.89
Ratio of net investment income
to average net assets	3.86	2.49	.71	.16	.45

Net Assets, end of period ($ X 1,000)	4,078	6,018	5,510	188	39

See notes to financial statements.

14

N O T E S   T O   F I N A N C I A L   S TAT E M E N T S

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. approved the proposed merger of the two companies.The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company,Inc.expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and

T h e F u n d 15

N O T E S   T O   F I N A N C I A L   S TAT E M E N T S (continued)

Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

16

Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe

T h e F u n d 17

N O T E S   T O   F I N A N C I A L   S TAT E M E N T S (continued)

that the application of this standard will have a material impact on the financial statements of the fund.

At April 30, 2007 the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $10,372 is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. If not applied, $18 of the carryover expires in fiscal 2013, and $10,354 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2007 and April 30, 2006 were all ordinary income.

At April 30,2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each

18

Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2007, Class C and Class D shares were charged $27,904 and $39,892, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2007, Class B, Class C and Class D shares were charged $566,304, $27,904 and $15,344 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request.During the period ended April 30, 2007, Class A, Class B, Class C and Class D shares were charged $218,886, $226,522, $11,162 and $6,138, respectively, pursuant to the Omnibus Account Services Agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $53,479 and Rule 12b-1 distribution plan fees $4,746.

The components of Due to Citizens in the Statement of Assets and Liabilities consist of: administrative services plan fees $99,054 and omnibus account services plan fees $59,837.

T h e F u n d 19

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D
P U B L I C A C C O U N T I N G F I R M

Shareholders and Board of Trustees

CitizensSelect Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Treasury Money Market Fund (one of the series comprising CitizensSelect Funds), as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Treasury Money Market Fund, at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 14, 2007

20

I M P O R TA N T   TA X   I N F O R M AT I O N ( U n a u d i t e d )

For federal tax purposes the Fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended April 30, 2007 as qualifying “interest related dividends.”Also for state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended April 30, 2007 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

T h e F u n d 21

B O A R D   M E M B E R S   I N F O R M AT I O N ( U n a u d i t e d )

Joseph S. DiMartino (63)
Chairman of the Board (2002)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 172

Clifford L. Alexander, Jr. (73)
Board Member (2002)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 59

Lucy Wilson Benson (79)
Board Member (2002)
Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Trustee Emeritus
• Atlantic Council of the U.S., Director

No. of Portfolios for which Board Member Serves: 30

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

22

O F F I C E R S	O F	T H E	F U N D	( U n a u d i t e d )

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 88 investment companies (comprised of 172 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1998.

CHARLES CARDONA, Executive Vice President since February 2002.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1981

MARK N. JACOBS, Vice President since February 2002.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

T h e F u n d 23

O F F I C E R S O F T H E F U N D ( U n a u d i t e d ) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since February 2002.

Director – Mutual Fund Accounting of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (89 investment companies, comprised of 188 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 85 investment companies (comprised of 184 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

24

For More Information

By telephone
Call your Citizens Registered Representative or 1-800-242-2224

By mail, write to:
CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

Investment Adviser
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: CEAXX	Class B: CEBXX
	Class C: CECXX	Class D: CEDXX

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

CITIZENS
FINANCIAL GROUP, INC.

0466AR0407

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $39,824 in 2006 and $39,824 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2006 and $-0- in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $6,618 in 2006 and $6,076 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $-0- in 2006 and $2 in 2007. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $718,507 in 2006 and $946,380 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIZENSSELECT FUNDS

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:
June 19, 2007

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by
Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)